Expense Example - FidelitySystematicMunicipalBondIndexETF-PRO - FidelitySystematicMunicipalBondIndexETF-PRO - Fidelity Systematic Municipal Bond Index ETF - Fidelity Systematic Municipal Bond Index ETF
Dec. 27, 2024 USD ($)
Expense Example:
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64